Stockholders' Deficiency - Schedule of Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Equity [Abstract]
Number of Options, Outstanding, beginning | shares	3,122,202
Number of Options, Granted | shares	2,180,000
Number of Options, Forfeited | shares	(598,417)
Number of Options, Outstanding, ending | shares	4,703,785
Number of Options, Exercisable | shares	2,952,460
Weighted Average Exercise Price Outstanding, Beginning Balance | $ / shares	$ 4.25
Weighted Average Exercise Price, Granted | $ / shares	1.81
Weighted Average Exercise Price, Forfeited | $ / shares	3.50
Weighted Average Exercise Price Outstanding, Ending Balance | $ / shares	3.21
Weighted Average Exercise Price Exercisable, Balance | $ / shares	$ 4.03
Weighted Average Remaining Life In Years Outstanding	8 years
Weighted Average Remaining Life In Years Exercisable	7 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding | $
Aggregate Intrinsic Value, Exercisable | $